Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	SMA RELATIONSHIP TRUST
Central Index Key	0001225290
Amendment Flag	false
Document Creation Date	Apr. 30, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
Series A | Series A
Risk/Return:
Trading Symbol	SRTEX
Series G | Series G
Risk/Return:
Trading Symbol	SRTGX
Series S | Series S
Risk/Return:
Trading Symbol	SRTSX
Series M | Series M
Risk/Return:
Trading Symbol	SRTMX
Series T | Series T
Risk/Return:
Trading Symbol	SRTTX